DISCONTINUED OPERATIONS (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 14, 2015	Jun. 03, 2015	Sep. 20, 2015	Apr. 30, 2017	Apr. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Security Deposit					$ 0
Disposal Group, Including Discontinued Operation, Revenue				$ 0	839,969
China Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Refundable deposit received		$ 150,000
Proceeds From Received Remaining Cash	$ 1,350,000
Payments For Broker’s Fee	100,000
Escrow Deposit	$ 100,000		$ 93,000
Payments To Buyer For Outstanding Tax			$ 7,000
Gain (Loss) on Sale of Investments				838,000
Proceeds from Sale of Investment Projects				1,500,000
Gain (Loss) on Disposition of Assets				9,350,000
Gain Loss On Disposition Of Liabilities				7,935,000
Accumulated Other Comprehensive Income (Loss), Net of Tax				349,000
Stockholders' Equity Attributable to Noncontrolling Interest				577,000
Disposal Group, Including Discontinued Operation, Other Expense				174,000
Disposal Group, Including Discontinued Operation, Revenue				0	212,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net				$ 0	$ 0
China Operations [Member] | Halcyon Coast Investment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation Sale Price		$ 1,500,000